Accounting Policies - Estimated Useful Lives of Right-of-Use Assets (Details)	12 Months Ended
Sep. 30, 2023
Leasehold Property | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years
Leasehold Property | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	10 years
Furniture, Fixtures and Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	6 years
Vehicles | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	4 years
Vehicles | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	5 years